Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 473,956		$ 479,751
Unpaid Principal Balance	531,553		577,358
Related Allowance	75,160		88,141
Average Recorded Investment	487,183		551,303
Interest Income Recognized	6,998		6,543
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	177,831		285,443
Unpaid Principal Balance	215,287		383,050
Related Allowance	17,955		37,187
Average Recorded Investment	244,761		370,496
Interest Income Recognized	1,415		2,678
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	296,125		194,308
Unpaid Principal Balance	316,266		194,308
Related Allowance	57,205		50,954
Average Recorded Investment	242,422		180,807
Interest Income Recognized	5,583		3,865
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	132,752		213,924
Unpaid Principal Balance	170,208		305,197
Related Allowance	0		0
Average Recorded Investment	181,307		225,540
Interest Income Recognized	1,261		2,427
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	42,276
Unpaid Principal Balance	62,417
Related Allowance	0
Average Recorded Investment	9,763
Interest Income Recognized	0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	45,079		71,519
Unpaid Principal Balance	45,079		77,853
Related Allowance	17,955		37,187
Average Recorded Investment	63,454		144,956
Interest Income Recognized	154		251
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	253,849		194,308
Unpaid Principal Balance	253,849		194,308
Related Allowance	57,205		50,954
Average Recorded Investment	232,659		180,807
Interest Income Recognized	5,583		3,865
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	60,313		74,981
Unpaid Principal Balance	78,287		95,468
Related Allowance	0		0
Average Recorded Investment	63,145		58,423
Interest Income Recognized	669		1,099
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	10,301		14,444
Unpaid Principal Balance	10,301		20,778
Related Allowance	1,991		5,148
Average Recorded Investment	16,182		63,992
Interest Income Recognized	100		210
T R U Ps [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	24,000		47,000
Unpaid Principal Balance	24,000		47,000
Related Allowance	0		0
Average Recorded Investment	43,848		37,500
Interest Income Recognized	0		0
T R U Ps [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	33,700		33,700
Unpaid Principal Balance	33,700		33,700
Related Allowance	15,808		23,825
Average Recorded Investment	33,700		31,850
Interest Income Recognized	0		0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	33,800		67,653
Unpaid Principal Balance	45,876		122,183
Related Allowance	0		0
Average Recorded Investment	52,812		87,771
Interest Income Recognized	324		821
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,078		2,222
Unpaid Principal Balance	1,078		2,222
Related Allowance	156		243
Average Recorded Investment	1,699		18,381
Interest Income Recognized	54		41
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	14,639		24,290
Unpaid Principal Balance	22,045		40,546
Related Allowance	0		0
Average Recorded Investment	21,502		41,846
Interest Income Recognized	268		507
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	0		21,153
Unpaid Principal Balance	0		21,153
Related Allowance	0		7,971
Average Recorded Investment	11,873		30,733
Interest Income Recognized	0		0
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	20,338	[1]
Unpaid Principal Balance	37,884
Related Allowance	0
Average Recorded Investment	4,214
Interest Income Recognized	0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	59,650		49,919
Unpaid Principal Balance	59,650		49,919
Related Allowance	15,372		21,548
Average Recorded Investment	55,348		37,647
Interest Income Recognized	1,597		891
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	10,322	[1]
Unpaid Principal Balance	12,917
Related Allowance	0
Average Recorded Investment	2,401
Interest Income Recognized	0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	69,690		62,312
Unpaid Principal Balance	69,690		62,312
Related Allowance	19,917		23,058
Average Recorded Investment	67,409		53,356
Interest Income Recognized	1,136		860
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	11,616	[1]
Unpaid Principal Balance	11,616
Related Allowance	0
Average Recorded Investment	3,148
Interest Income Recognized	0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	123,691		80,960
Unpaid Principal Balance	123,691		80,960
Related Allowance	21,713		6,015
Average Recorded Investment	108,942		88,863
Interest Income Recognized	2,818		2,066
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	818		1,117
Unpaid Principal Balance	818		1,117
Related Allowance	203		333
Average Recorded Investment	960		941
Interest Income Recognized	$ 32		$ 48

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.